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Schroder All-Asia Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation through investment primarily in equity securities of Asian companies.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroders plc, a London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment operations of the Schroder Group has been managing international investment portfolios since the early years of this century. As of June 30, 1998, the Schroder Group had over $195 billion in assets under management. As of September 30, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had approximately $24 billion under management, of which approximately $5.6 billion was invested in the Asian region.

                                                               December 22, 1998

Dear Shareholder:

     We are pleased to present the annual report for the Schroder All-Asia Fund for the fiscal year ended October 31, 1998. This past fiscal year saw markedly divergent performance among the world's markets, as well as considerable volatility of performance within certain individual markets. In general, in the first half of the fiscal year, economic problems appeared largely contained within Asia and parts of the broader emerging markets universe. In the last fiscal quarter, European and American markets--which previously had behaved as if insulated from the difficulties--experienced some volatility.

     While Asia experienced a very sharp contraction in 1998, we believe that activity may be stabilizing, although further structural reforms, especially within the banking sector, are needed to sustain a significant recovery. Deflation is likely to appear a bigger risk than inflation in several major economies, notably Japan. Although deflation is an issue in Japan, we believe that certain companies in the financial sector with strong earnings visibility offer good investment opportunities. While it appears unlikely that the world as a whole is facing a deflationary spiral, the absence of inflationary pressure is likely to support bond markets and lead to interest rate cuts in many markets. Correspondingly, however, we believe that the inability of producers of consumer goods and services to raise prices in these markets, including the U.S., will hurt corporate profits growth.

     We expect further uncertainty and volatility in the year ahead. Nevertheless, compelling values exist in many emerging and Asian equity markets after this year's correction, and many high quality stocks have been sold indiscriminately.

     Schroders' investment approach stresses the rewards of identifying high quality franchises with sustainable growth prospects at attractive valuations. The present environment presents great scope for our extensive global research network to identify such opportunities for the long-term benefit of our investors.

     Thank you for your interest in the Schroder All-Asia Fund.

                          Sincerely,


                          /s/ I. Peter Sedgwick       /s/ Louise Croset
                          ---------------------       -----------------
                          I. Peter Sedgwick           Louise Croset
                          Chairman                    President

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Schroder All-Asia Fund
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MANAGEMENT DISCUSSION AND ANALYSIS

PERFORMANCE

     The Schroder All-Asia Fund returned -25.59% (not including the deduction of maximum applicable sales charges) for the fiscal year ending October 31, 1998. Had the sales charge been in effect during the entire fiscal period, the Fund's return would have been -29.51%. Its benchmark, the 50% MSCI Japan Index/50% MSCI All Country Asia Free ex-Japan Index returned -21.24% over the same period. Schroder All-Asia Fund is the successor to Schroder Asian Growth Fund, Inc., a closed-end management investment company, whose assets were acquired by the Fund on March 20, 1998. (Additional information is included in Note 1 to the Fund's Financial Statements.) Performance information for periods through March 20, 1998 is that of the Schroder Asian Growth Fund, Inc.

MARKET BACKGROUND

     The fiscal year witnessed significant market volatility. Initially, currency devaluation was confined to the emerging markets, but the contagion spread to certain developed markets. With the ending of fixed exchange rates, local interest rates rose significantly throughout the region. The impact of higher interest rates--and the evidence of a sharp contraction in domestic demand--led to downgrades in the economic and corporate earnings expectations. The operating environment of real estate and banking, two significant industries in the region, deteriorated substantially.

     External factors, particularly the crisis in Russia and fears of spreading contagion in Latin American markets, impacted investor sentiment. Government intervention in Malaysia and Hong Kong added to concerns. However, in September and October, investor sentiment improved. Co-ordinated interest rate cuts worldwide, in response to evidence of slowing global growth, provided the trigger for Asian markets to rally. The yen strengthened, providing further support to the region's currencies.

INVESTMENT POLICY

     Against the volatile investment background, our investment focus remained defensive throughout the fiscal year. We favored companies in the consumer staples, telecommunications, and utility sectors. In general, we emphasized quality companies with solid domestic franchises. Thus, we:

     o Increased our exposure to Japan, with the emphasis on trading companies and exporters.

     o Favored Singapore. The government continued to focus on maintaining Singapore's competitive advantage over its neighbors.

     o Reduced Hong Kong. The macroeconomic environment deteriorated, but China-related companies focused on infrastructure should benefit from that country's fiscal spending.

     o Favored those emerging markets where governments have been proactive in response to the current economic crisis, such as Korea.

OUTLOOK

     The prospects for this region remain dependent on currency stability and an environment of lower interest rates. In the short term, markets may well be influenced additionally by external developments in the U.S. and Brazil. Economic data still indicates severe stress within the region and we expect that the Asian economies will remain weak into the first half of 1999. Certain issues remain key to the longer term outlook for this region. The actions of the Japanese government remain pivotal. Long term banking and taxation reform would help restore domestic demand and this would be viewed positively given Japan's significant demand for Asian product. The level

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Schroder All-Asia Fund
--------------------------------------------------------------------------------
of non-performing loans in financial institutions, particularly in emerging economies, remains of concern. However, further rescheduling of debt and measures to recapitalize the banking system would be viewed favorably by investors.

     In JAPAN, economic data have remained very weak, and a sharp contraction in growth is expected this year, followed by no growth next year. Faced with two choices--demand stimulus or restructuring--to address the collapse in corporate profits, government policy has targeted the former course, in an attempt to push demand and sales back to a level at which the corporate sector can operate comfortably. As a consequence, much needed restructuring remains too slow and government debt has ballooned. However, although the profit outlook is weak, company restructuring and greater focus on shareholder returns are positive and we favor companies with proactive management. Our stock selection has emphasized "quality" stocks with strong financials and good earnings visibility.

     Within the region, the HONG KONG economy is currently weak. Unemployment is rising and consumer demand remains depressed. Real estate prices have fallen some 50% from their 1997 peaks, prompting the government to announce measures to stabilize the residential market. As a service based economy, Hong Kong's economic activity is tied to that of China. While CHINA'S growth rate in 1998 is slowing, the government in China has initiated a program of substantial fixed asset investment. Opportunities to participate in China's infrastructure sector are well represented on the Hong Kong Stock Exchange and portfolio investment has focused on companies such as China Telecom. More generally we will also look for opportunities where valuation levels have become very oversold.

     MALAYSIA'S imposition of capital controls led to an effective closure of that stock market. The government has now embarked on a significiant reflation program. By comparison, events in Malaysia have served to underscore the strength of SINGAPORE'S government. Here we favor companies that focus on shareholder value, such as Singapore Press.

     Within the emerging markets, our investment focus will remain on countries that have shown the greatest commitment to reform. THAILAND continues to focus on financial restructuring. Industrial production and domestic demand are selectively improving, while currency remains stable and interest rates are declining. KOREA remains the most advanced in its restructuring process and has strong recovery prospects. The economy in the PHILIPPINES has begun to show weakness. INDONESIA continues to be plagued by social unrest.

     The views expressed in this report were those of the Fund's portfolio managers as of December 22, 1998, and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice; investors should consult their own investment professional as to their individual investment programs.

                                       3

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INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE OF VALUE OF $10,000 INVESTMENT

The following information compares a change in value of a $10,000 investment in the Fund with the performance of a benchmark composed of 50% Morgan Stanley Capital Information (MSCI) Japan Index/50% MSCI All Country Asia Free ex-Japan Index (the "Benchmark") since the Fund's inception date of December 31, 1993. The MSCI Japan Index is an unmanaged index that groups Japanese securities by industry and the most "investable" stocks (as determined by size, long- and short-term volume, and free float). The MSCI All Country Asia Free ex-Japan Index (the "Asia Free Index") is also an unmanaged market capitalization index, representing 12 developed and emerging markets of the Asia region but excluding Japan. Both indices reflect actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners. The Benchmark is intended to reflect a hypothetical allocation of the Fund's assets between Schroder Japan Portfolio and Schroder Asian Growth Fund Portfolio, in which the Fund presently invests all of its assets. As of October 31, 1998, the Fund had allocated 52.16% of its investable assets to the Asian Growth Portfolio and the remaining 47.84% to the Japan Portfolio. The Investment Adviser adjusts those percentages from time to time in response to market and other factors. The Benchmark is unmanaged and excludes the effect of any expenses and a 5.25% sales charge, which have been deducted from the Fund's return. The Fund's return reflects deduction of applicable fees and expenses; Benchmark return does not reflect deduction of any fees and expenses. For periods prior to March 20, 1998, the performance information includes data relating to Schroder Asian Growth Fund, Inc. Such performance was then adjusted to reflect the deduction of the maximum sales charge applicable to Class A shares of the Fund. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot predict or guarantee future results.

--------------------------------------------------------------------------------
                                       4
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Schroder All-Asia Fund
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         COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTED ON 12/31/93

 SCHRODER ALL-ASIA FUND VS 50% MSCI JAPAN INDEX/50% MSCI ALL COUNTRY ASIA FREE
                                 EX-JAPAN INDEX


Investment Value on 10/31/98
----------------------------
Schroder All-Asia Fund             $4,700
50% MSCI Japan Index/
  50% MSCI All Country
  Asia Free ex-Japan Index         $6,301

Average Annual Total Return on 10/31/98

                                                          Since
                                             1 Year     Inception
                                             ------   -------------
Schroder All-Asia Fund                       -29.51%  -14.45%(a)(b)


              [Plot Points represent Line Graph in Printed Copy]

                                                      50% MSCI Japan Index/
                            Schroder                   50% MSCI All Country
                         All-Asia Fund              Asia Free ex-Japan Index

        12/31/93          $9,475.00                        $10,000.00
         1/31/94          $9,251.82                        $10,465.72
         2/28/94          $9,123.32                        $10,479.85
         3/31/94          $8,440.26                         $9,692.66
         4/30/94          $8,744.59                        $10,084.85
         5/31/94          $8,967.77                        $10,384.85
         6/30/94          $8,791.93                        $10,466.33
         7/31/94          $8,879.85                        $10,550.15
         8/31/94          $9,441.18                        $11,006.79
         9/30/94          $9,143.61                        $10,764.36
        10/31/94          $9,360.03                        $10,996.08
        11/30/94          $8,710.78                        $10,233.91
        12/31/94          $8,676.96                        $10,149.45
         1/31/95          $7,831.58                         $9,332.06
         2/28/95          $8,075.05                         $9,496.41
         3/31/95          $8,193.26                         $9,930.30
         4/30/95          $8,054.76                        $10,103.86
         5/31/95          $8,744.59                        $10,359.79
         6/30/95          $8,663.44                        $10,030.39
         7/31/95          $9,001.59                        $10,523.72
         8/31/95          $8,764.88                        $10,069.51
         9/30/95          $8,805.46                        $10,172.27
        10/31/95          $8,534.94                         $9,800.37
        11/30/95          $8,365.96                         $9,979.18
        12/31/95          $8,798.70                        $10,480.99
         1/31/96          $9,475.00                        $10,919.43
         2/29/96          $9,447.95                        $10,782.17
         3/31/96          $9,461.47                        $11,011.94
         4/30/96          $9,826.68                        $11,523.32
         5/31/96          $9,698.18                        $11,162.10
         6/30/96          $9,664.36                        $11,108.56
         7/31/96          $9,136.85                        $10,449.67
         8/31/96          $9,239.29                        $10,373.96
         9/30/96          $9,292.40                        $10,642.80
        10/31/96          $8,893.38                        $10,184.87
        11/30/96          $9,211.24                        $10,522.56
        12/31/96          $9,292.40                        $10,140.65
         1/31/97          $9,231.53                         $9,693.58
         2/28/97          $9,251.82                         $9,848.23
         3/31/97          $8,818.99                         $9,407.82
         4/30/97          $8,656.67                         $9,508.12
         5/31/97          $9,292.40                        $10,248.24
         6/30/97          $9,684.65                        $10,818.73
         7/31/97          $9,502.05                        $10,699.18
         8/31/97          $7,818.06                         $9,296.49
         9/30/97          $7,730.14                         $9,195.51
        10/31/97          $6,316.67                         $7,745.03
        11/30/97          $5,917.65                         $7,241.81
        12/31/97          $5,735.05                         $6,899.49
         1/31/98          $5,376.61                         $6,909.03
         2/28/98          $6,134.06                         $7,659.50
         3/31/98          $5,883.83                         $7,342.59
         4/30/98          $5,538.92                         $7,005.94
         5/31/98          $4,889.67                         $6,278.93
         6/30/98          $4,558.28                         $5,970.58
         7/31/98          $4,456.83                         $5,855.54
         8/31/98          $3,936.08                         $5,100.09
         9/30/98          $4,172.79                         $5,293.32
        10/31/98          $4,700.30                         $6,300.59


             (a) Inception date is December 31, 1993.
             (b) The Fund converted from Schroder Asian Growth Fund, Inc. on
                 March 20, 1998.

The Schroder All-Asia Fund's average annual total return as of the calendar quarter ended December 31, 1998, for the 1 and 5 year periods, was -14.41% and -12.32%, respectively.

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          PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1998 (UNAUDITED)

                    COUNTRY WEIGHTINGS

COUNTRY                                    % OF NET ASSETS
----------------------------------------------------------
Japan                                           45.85%
Hong Kong                                       20.24%
Singapore                                        6.73%
Taiwan                                           5.47%
Korea, Republic of                               5.46%
Malaysia                                         4.46%
India                                            3.50%
Philippines                                      1.71%
Thailand                                         0.85%
China                                            0.53%
Cash and Other Net Assets                        5.20%
                                               -------
Total                                          100.00%
                                               -------
                                               -------

                                TOP TEN HOLDINGS

SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Takeda Chemical Ind.                             2.88%
Cheung Kong                                      2.81%
Sun Hung Kai Properties                          2.57%
Hutchison Whampoa                                2.35%
Fuji Photo Film Co.                              2.30%
China Telecom (Hong Kong)                        2.08%
Matsushita Electric Ind.                         2.05%
CLP Holdings Ltd.                                2.02%
Samsung Electronics                              1.92%
Bridgestone Corp.                                1.90%
                                               -------
Total                                           22.88%
                                               -------
                                               -------

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Schroder All-Asia Fund
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STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
         Investments in Portfolios (Notes 1 and 2):
          Schroder Asian Growth Fund Portfolio                               $ 22,496,246
          Schroder Japan Portfolio                                             20,635,520
         Receivable for Fund shares sold                                              196
         Receivable from Administrator (Note 4)                                    36,952
         Other receivables                                                          2,317
         Organization costs, net of amortization (Note 2)                           5,586
                                                                             ------------

                              Total Assets                                     43,176,817
                                                                             ------------
LIABILITIES:
         Payable for Fund shares redeemed                                         215,866
         Payable to Subadministrator (Note 3)                                       1,800
         Accrued expenses and other liabilities                                   172,050
                                                                             ------------

                              Total Liabilities                                   389,716
                                                                             ------------

                              Net Assets                                     $ 42,787,101
                                                                             ------------
                                                                             ------------
COMPONENTS OF NET ASSETS:
         Paid-in capital                                                     $147,891,701
         Undistributed net investment income (loss)                                65,941
         Accumulated net realized gain (loss)                                 (93,995,520)
         Net unrealized appreciation (depreciation) on investments            (11,175,021)
                                                                             ------------

                              Net Assets                                     $ 42,787,101
                                                                             ------------
                                                                             ------------

SHARES OF BENEFICIAL INTEREST                                                   6,157,481

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST)                             $6.95

OFFERING PRICE PER SHARE (NAV DIVIDED BY (1-MAXIMUM SALES LOAD))                    $7.34

MAXIMUM SALES LOAD                                                                  5.25%

    The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS

                                                                                FOR THE YEAR ENDED
                                                                                OCTOBER 31, 1998
                                                                                ------------------
INVESTMENT INCOME (NOTE 1):
         Dividend income (Net of foreign withholding taxes of $6,471)              $    402,100
         Interest income                                                                492,511
                                                                                   ------------
                  Total Investment Income                                               894,611
                                                                                   ------------
NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIOS (NOTE 1):
         Dividend income (Net of foreign withholding taxes of $119,295)                 908,003
         Interest income                                                                163,815
         Net expenses                                                                  (416,789)
                                                                                   ------------
                  Net Investment Income Allocated from the Portfolios                   655,029
                                                                                   ------------
         Total Income                                                                 1,549,640
                                                                                   ------------
EXPENSES:
         Investment advisory (Note 3)                                                   536,538
         Asset allocation (Note 3)                                                       74,023
         Administration (Note 3)                                                        152,641
         Subadministration (Note 3)                                                      18,506
         Shareholder services (Note 3)                                                   92,529
         Transfer agency (Note 3)                                                       132,525
         Custody                                                                         45,823
         Accounting (Note 3)                                                              7,290
         Reporting                                                                       67,515
         Registration                                                                    34,114
         Audit                                                                           24,518
         Amortization of organization costs (Note 2)                                     33,982
         Legal                                                                          135,197
         Trustees                                                                        27,313
         Miscellaneous                                                                   57,423
                                                                                   ------------
         Total Expenses                                                               1,439,937
         Fees waived and expenses reimbursed (Note 4)                                  (145,318)
                                                                                   ------------
         Net Expenses                                                                 1,294,619
                                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                                            255,021
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS:
         Net realized gain (loss) on investments sold                               (65,195,603)
         Net realized gain (loss) on foreign currency transactions                     (133,493)
                                                                                   ------------
                  Net realized gain (loss) on investments and foreign
                    currency transactions (a)(b)                                    (65,329,096)
                                                                                   ------------
         Net change in unrealized appreciation (depreciation) on
           investments                                                               34,751,012
         Net change in unrealized appreciation (depreciation) on foreign
           currency transactions                                                          1,854
                                                                                   ------------
                  Net change in unrealized appreciation (depreciation) on
                    investments and foreign currency transactions (a)                34,752,866
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS                                                                    (30,576,230)
                                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $(30,321,209)
                                                                                   ------------
                                                                                   ------------

(a) Realized and unrealized gain (loss) passed through from portfolios was $(18,825,086) and $(3,007,862), respectively.
(b) Includes capital gains tax paid for sales of Indian securities in the amount of $55,587.

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE YEAR
                                                                   ENDED OCTOBER 31,
                                                          ------------------------------------
                                                               1998                1997
                                                          ----------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                            $  150,405,575      $  257,844,712
                                                           --------------      --------------
OPERATIONS:
         Net investment income (loss)                             255,021            (716,825)
         Net realized gain (loss) on investments and
           foreign currency transactions                      (65,329,096)          3,109,202
         Net change in unrealized appreciation
           (depreciation) on investments and foreign
           currency transactions                               34,752,866         (62,127,283)
                                                           --------------      --------------
         Net increase (decrease) in net assets
           resulting from operations                          (30,321,209)        (59,734,906)
                                                           --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                         --          (1,826,573)
                                                           --------------      --------------
CAPITAL SHARE TRANSACTIONS:
         Sale of shares                                           497,253                  --
         Fee charge on redemption of shares (Note 5)            1,447,222                  --
         Redemption of shares                                 (79,241,740)                 --
         Cost of shares redeemed pursuant to tender
           offer (Note 6)                                              --         (45,640,000)
         Tender offer costs charged to paid in capital
           in excess of par (Note 6)                                   --            (237,658)
                                                           --------------      --------------
         Net increase (decrease) from capital share
           transactions                                       (77,297,265)        (45,877,658)
                                                           --------------      --------------
         Net increase (decrease) in net assets               (107,618,474)       (107,439,137)
                                                           --------------      --------------
NET ASSETS, END OF PERIOD (INCLUDING LINE A)               $   42,787,101      $  150,405,575
                                                           --------------      --------------
                                                           --------------      --------------
(A) Undistributed net investment income (loss)             $       65,941      $     (245,643)
                                                           --------------      --------------
                                                           --------------      --------------
SHARE TRANSACTIONS
         Sale of shares                                            72,790                  --
         Redemption of shares                                 (10,022,409)                 --
                                                           --------------      --------------
         Net increase (decrease) in shares                     (9,949,619)                 --
                                                           --------------      --------------
                                                           --------------      --------------

    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

     Selected per share data and ratios for a share outstanding throughout each period:

                                                                                       For the Period
                                              For the Year Ended October 31,           December 30, 1993 (b)
                                      ----------------------------------------------   to October 31,
                                      1998 (a)        1997        1996        1995          1994
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                              $   9.34      $  13.15    $  12.62    $  13.84         $   14.01 (c)
                                      --------      --------    --------    --------         ---------
Investment Operations
  Net Investment Income (Loss)            0.02 (d)     (0.05)      (0.03)       0.02             (0.01)
  Net Realized and
     Unrealized Gain (Loss)
     on Investments and foreign
     currency transactions               (2.57)        (3.66)       0.56       (1.24)            (0.16)
                                      --------      --------    --------    --------         ---------
Total from Investment
  Operations                             (2.55)        (3.71)       0.53       (1.22)            (0.17)
                                      --------      --------    --------    --------         ---------
Distributions from
  Net Investment Income                     --         (0.09)         --          --                --
                                      --------      --------    --------    --------         ---------
Tender offer costs charged to
  paid-in-capital in excess of
  par                                       --         (0.01)         --          --                --
                                      --------      --------    --------    --------         ---------
Redemption Fee                            0.16            --          --          --                --
                                      --------      --------    --------    --------         ---------
Net Asset Value, End of
  Period                              $   6.95      $   9.34    $  13.15    $  12.62         $   13.84
                                      --------      --------    --------    --------         ---------
                                      --------      --------    --------    --------         ---------
Market Value, End of Period                N/A      $   8.50    $  12.00    $  11.13         $   12.00
                                      --------      --------    --------    --------         ---------
                                      --------      --------    --------    --------         ---------
Total investment return based
  on (e):
  Market Value                             N/A      (28.62)%       7.87%     (7.29)%          (20.00)%
                                      --------      --------    --------    --------         ---------
                                      --------      --------    --------    --------         ---------
  Net Asset Value                     (25.59)% (h)  (28.43)%       4.20%     (8.82)%           (1.21)%
                                      --------      --------    --------    --------         ---------
                                      --------      --------    --------    --------         ---------
Ratio/Supplementary Data:
Net Assets at End of Period
  (in thousands)                      $ 42,787      $150,406    $257,840    $247,490         $ 271,420
Ratios to Average Net Assets:
  Expenses including
     reimbursement/waiver of fees        1.90% (d)     1.78%       1.57%       1.65%             1.59% (f)
  Expenses excluding
     reimbursement/waiver of fees        2.13% (d)     1.78%       1.57%       1.65%             1.59% (f)
  Net investment income
     (loss) including
     reimbursement/waiver of fees        0.28% (d)   (0.31)%     (0.19)%       0.12%           (0.10)% (f)
Portfolio Turnover Rate                    N/A (g)       39%         35%         67%               20%

(a) The Fund converted from Schroder Asian Growth Fund, Inc., a closed-end fund, on March 20, 1998 (See Note 1).
(b) Commencement of operations.
(c) Net of $.09 offering expenses.
(d) Includes the Fund's proportionate share of income and expenses of the Portfolios, which commenced operations on March 23, 1998.
(e) Total returns would have been lower had certain expenses not been reduced during the periods shown (See Note 4).
(f) Annualized.
(g) Investment securities were not held directly by the Fund (See Note 1). Portfolio turnover rate is not applicable.
(h) Total return does not include sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder All-Asia Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

         Schroder Series Trust II (the "Trust") was organized as a Delaware business trust on December 5, 1997. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has one investment portfolio, the Schroder All-Asia Fund. Included in this report is the Schroder All-Asia Fund (the "Fund"), a non-diversified portfolio that was converted, as of March 20, 1998, from Schroder Asian Growth Fund, Inc., a closed-end fund that commenced operations on December 30, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Class A Shares of beneficial interest without par value.

         As part of the closed-end fund conversion that occurred on March 20, 1998, the former Schroder Asian Growth Fund, Inc. converted to an open-end, Core and Gateway(Registered) structure ("the conversion"). The Fund operates through this structure as a "gateway" fund investing in two "core" portfolios, managed by the Fund's investment adviser. To effect the conversion, the Fund, on March 20, 1998, contributed assets invested in Asian countries other than Japan to a "core" portfolio, the Schroder Asian Growth Fund Portfolio, and contributed assets invested in Japan to a second "core" portfolio, the Schroder Japan Portfolio (each a "Portfolio," and, collectively, the "Portfolios"). Each Portfolio, which commenced operations on March 23, 1998, is a separately managed, non-diversified investment portfolio of Schroder Capital Funds ("Schroder Core"). Schroder Core also is registered as an open-end, management investment company. Since the conversion, the Fund has invested in the Portfolios in proportions consistent with the Fund's investment objective. The Fund may withdraw its investment from a Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in each Portfolio as a partnership investment and records daily its share of each Portfolio's income, expenses and realized and unrealized gain and loss. The Portfolios' financial statements are included later in this report and should be read in conjunction with the Fund's financial statements. As of October 31, 1998, the Fund owns substantially all of the interests in the Schroder Asian Growth Fund Portfolio and the Schroder Japan Portfolio, respectively, and is deemed, for purposes of the Act, to control the Portfolios.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION

         Effective March 23, 1998, the Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in each Portfolio is discussed in the Notes to the Financial Statements of the Portfolios.

         Through March 20, 1998, securities listed on recognized stock exchanges were valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available were valued at the last sale price prior to the time of determination. If there was no sales price on such date, and if bid and asked quotations were available, such securities were valued at the mean between the last current bid and asked prices. The value of a foreign security was determined in its national currency as of 9:00 a.m., New York time, and that value was then converted into its U.S. dollar equivalent on the day of valuation as of 11:30 a.m., New York time. Other securities and assets for which market quotations were not readily available were valued at fair value as determined in good faith using methods approved by the Board of Trustees of Schroder Asian Growth Fund, Inc.

--------------------------------------------------------------------------------
Schroder All-Asia Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

   INVESTMENT INCOME AND EXPENSES

         Effective March 23, 1998, the Trust records daily its pro rata share of the Portfolios' income, expenses and realized and unrealized gain and loss. In addition, the Fund incurs its own expenses.

         Through March 20, 1998, dividend income was recorded on the ex-dividend date except for certain dividends from foreign securities which were recorded as soon as the Fund was informed of the ex-dividend date. Interest income was recorded on the accrual basis. Realized gains and losses from security transactions were determined on the identified cost basis.

   FOREIGN CURRENCY TRANSLATION

         Through March 20, 1998, foreign currency amounts denominated in or expected to settle in foreign currencies ("FC") were translated in U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of investment securities and income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

   FORWARD FOREIGN CURRENCY CONTRACTS

         Through March 20, 1998, the Fund entered into forward contracts to purchase or sell FCs to protect against the effect of possible adverse movements in foreign exchange rates on the U.S. dollar value of the underlying security. Forward currency contracts were valued at the forward rate and were marked to market weekly. Fluctuations in the value of such contracts were recorded as unrealized gains or losses.

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and capital gain distributions, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolios, timing differences and differing characterizations of distributions made by the Fund.

   FEDERAL TAXES

         The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each Fund. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average net assets.

   ORGANIZATION COSTS

         Costs incurred by the Fund in connection with its organization are amortized on a straight line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES WITH AFFILIATES

   INVESTMENT ADVISER

         The Fund currently invests all of its investable assets in the Portfolios, which retain Schroder Capital Management International Inc. ("SCMI") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of each Portfolio. SCMI also serves as investment adviser to the Fund under an investment advisory and asset allocation agreement with the Trust. Under this agreement, SCMI is entitled to receive a monthly investment advisory fee for asset allocation services at an annual rate of 0.20% of the Fund's average daily net assets with respect to assets invested in the Portfolios.

--------------------------------------------------------------------------------
Schroder All-Asia Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

         Through March 20, 1998, the Fund had an investment advisory agreement with SCMI which provided for a monthly fee at the annual rate of (1) 1.00% of the Fund's average weekly net assets up to and including $300 million, and
   (2) 0.85% of the Fund's average weekly net assets in excess of $300 million. The Fund paid or accrued fees to the Adviser of $536,538 for the period prior to conversion.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Effective March 23, 1998, the administrator of the Fund is Schroder Fund Advisors Inc. ("Schroder Advisors") and the subadministrator is Forum Administrative Services, LLC ("FAdS"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the average daily net assets of the Fund. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the average daily net assets of the Fund.

         For the period March 23, 1998 to October 31, 1998, Schroder Advisors retained sales commissions in the amount of $837.

         Through March 20, 1998, the Fund retained Princeton Administrators, L.P. ("Princeton") as the Administrator. Pursuant to their administration agreement, Princeton received a monthly fee equal to the greater of
   (a) $150,000 per annum or (b) an annual rate of (1) 0.25% of the Fund's average weekly net assets up to and including $300 million, and (2) 0.22% of the Fund's average weekly net assets in excess of $300 million. The Fund paid or accrued fees to Princeton of $134,135 for the period prior to conversion.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Boston Financial Data Services.

   SHAREHOLDER SERVICE PLAN

         Effective March 23, 1998, the Trust has adopted a Shareholder Service Plan (the "Plan") for Class A Shares under which Schroder Advisors, or other shareholder servicing organizations, provide administrative support services to shareholders of the Fund's Class A Shares. For providing for or arranging for the provision of those shareholder services, Schroder Advisors receives compensation monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Class A Shares. Schroder Advisors may pay shareholder servicing organizations for those services at an annual rate of up to 0.25%.

   OTHER SERVICE PROVIDERS

         Effective March 23, 1998, Forum Accounting Services, LLC ("FAcS") is the Fund's fund accountant. For its services to the Fund, FAcS is entitled to receive from the Fund a fee of $12,000 per year.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         Effective March 20, 1998, SCMI and FAcS have agreed to waive voluntarily all or a portion of their fees (and, if necessary, SCMI and Schroder Advisors have agreed to assume Fund Expenses), from time to time so that the Fund's total expenses, including indirect expenses borne by the Fund as a result of investing in the Portfolio, would not exceed 1.95% of the Fund's average daily net assets. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust. For the year ended October 31, 1998, SCMI, Schroder Advisors and FAcS waived fees of $74,024, $60,987 and $3,645, respectively. Schroder Advisors also reimbursed expenses in the amount of $6,662.

NOTE 5. PURCHASE AND REDEMPTION FEES

         Shares redeemed in connection with the conversion of Schroder Asian Growth Fund, Inc. were subject to a redemption fee of 2.00% for the six-month period following the conversion on March 20, 1998. Redemption fees collected by the Fund during the six-month period totaled $1,447,222.

--------------------------------------------------------------------------------
Schroder All-Asia Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)

NOTE 6. CAPITAL STOCK

         On February 18, 1997, the Fund's Board of Directors approved a tender offer (the "Tender Offer") to purchase up to 3.5 million shares of outstanding common stock. The offer commenced on February 19, 1997 and expired on March 20, 1997. The Fund received tenders representing 13,268,062 shares of common stock. Pursuant to the terms of the Tender Offer, the Fund determined to accept 3.5 million common shares. As a result of the Tender Offer, the Fund purchased 3.5 million shares for a total of $45,640,000. As of October 31, 1997, costs incurred in connection with the tender offer in the amount of $237,658 have been charged to paid-in-capital in excess of par.

NOTE 7. FEDERAL INCOME TAXES

         As of October 31, 1998, the Fund has capital loss carryovers available to offset future capital gains as follows:

Carryovers expire on October 31, 2003.............................................  $   2,615,657
Carryovers expire on October 31, 2004.............................................  $  26,048,489
Carryovers expire on October 31, 2006.............................................  $  64,861,903

NOTE 8. BENEFICIAL INTEREST

         For the year ended October 31, 1998, there were two shareholders, otherwise unaffiliated with the Fund, each owning more than 5% of the Fund's net assets, totaling 41%.

--------------------------------------------------------------------------------
Schroder All-Asia Fund
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Series Trust II and Shareholders of Schroder All-Asia Fund:

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder All-Asia Fund (formerly Schroder Asian Growth Fund, Inc.) (a separately managed portfolio of Schroder Series Trust II) at
October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP

Boston, Massachusetts
December 22, 1998

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

                STOCKS AND WARRANTS - 93.2%
  SHARES                                                      VALUE US$
----------                                                    ----------

                CHINA - 1.0%
                COMMON STOCK -
    16,500      Huaneng Power International Inc. ADR(a)
                  Energy                                      $  226,875
                                                              ----------
                HONG KONG - 38.5%
                COMMON STOCK -
   154,000      CLP Holdings Ltd.
                  Finance                                        864,856
   586,000      Chen Hsong Holdings
                  Finance                                         61,280
   176,000      Cheung Kong Holdings Ltd.
                  Capital Equipment                            1,204,266
   316,000      Cheung Kong Infrastructure Holdings
                  Capital Equipment                              803,687
   476,000      China Telecom (Hong Kong) Ltd.(a)
                  Services                                       894,136
   766,000      Cosco Pacific Ltd.
                  Finance                                        375,791
    59,000      Henderson Land Development Co. Ltd.
                  Finance                                        290,209
   398,600      Hong Kong and China Gas Co. Ltd.
                  Energy                                         566,062
   182,000      Hong Kong Electric Holdings Ltd.
                  Energy                                         667,304
   277,600      Hong Kong Telecommunications Ltd.
                  Services                                       555,501
   141,000      Hutchison Whampoa Ltd.
                  Multi-Industry                               1,010,289
   534,000      South China Morning Post Holdings Ltd.
                  Services                                       286,103
   158,000      Sun Hung Kai Properties Ltd.
                  Finance                                      1,101,500
                                                              ----------
                                                               8,680,984
                WARRANTS -
    35,800      Hong Kong and China Gas Co. Ltd.
                  Energy                                           3,697
                                                              ----------
                Total Hong Kong                                8,684,681
                                                              ----------
                INDIA - 6.7%
                COMMON STOCK -
    31,000      Bajaj Auto Ltd.
                  Services                                       405,258
    56,500      Bharat Petroleum Corp. Ltd.
                  Capital Equipment                              340,263
    20,000      Hindustan Lever Ltd.
                  Multi-Industry                                 756,868

  SHARES                                                      VALUE US$
----------                                                    ----------

                INDIA (CONCLUDED)
        77      Tata Engineering and Locomotive Co. Ltd.
                  Capital Equipment                           $      205
                                                              ----------
                Total India                                    1,502,594
                                                              ----------
                KOREA, REPUBLIC OF - 10.4%
                COMMON STOCK -
    76,521      Kookmin Bank(a)
                  Finance                                        276,052
    16,700      Korea Electric Power Corp.
                  Energy                                         297,432
    70,700      LG Electronics
                  Electrical Appliances                          626,916
     2,000      Pohang Iron and Steel Co. Ltd. (b)
                  Materials                                      113,410
     7,800      Pohang Iron and Steel Co. Ltd. ADR
                  Materials                                      140,400
        87      SK Telecom Co. Ltd. (b)
                  Telecommunications                              61,480
    20,173      Samsung Electronics Co.
                  Capital Equipment                              825,597
                                                              ----------
                Total Korea, Republic of                       2,341,287
                                                              ----------
                MALAYSIA - 8.5% (B) (C)
                COMMON STOCK -
   222,000      Gamuda Berhad
                  Services                                       130,013
   171,500      Genting Berhad
                  Services                                       219,511
   648,000      Island & Peninsular Berhad
                  Multi-Industry                                 286,414
   313,000      Malaysia International Shipping Berhad
                  Services                                       239,798
   151,000      Malaysian Assurance Alliance Berhad
                  Finance                                         77,865
   174,000      Petronas Gas Berhad
                  Energy                                         219,507
   208,000      RJ Reynolds Berhad
                  Consumer Non-Durables                          112,238
    95,000      Tanjong PLC
                  Finance                                         63,684
   175,000      Telekom Malaysia Berhad
                  Services                                       217,545
   440,000      Tenaga Nasional Berhad
                  Energy                                         348,442
                                                              ----------
                Total Malaysia                                 1,915,017
                                                              ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
OCTOBER 31, 1998

  SHARES                                                      VALUE US$
----------                                                    ----------
                PHILIPPINES - 3.3%
                COMMON STOCK -
   715,000      Ayala Land Inc.
                  Finance                                     $  217,076
   132,300      Manila Electric Co. "B" Shares
                  Energy                                         390,190
     5,340      Philippine Long Distance Telephone Co.
                  Telecommunications                             127,714
                                                              ----------
                Total Philippines                                734,980
                                                              ----------
                SINGAPORE - 12.8%
                COMMON STOCK -
   148,000      City Developments Ltd.
                  Finance                                        536,298
    67,000      Singapore Airlines Ltd.
                  Capital Equipment                              411,497
    85,344      Singapore Press Holdings Ltd.
                  Services                                       739,070
   160,000      Singapore Technologies Engineering Ltd.
                  Technology                                     157,229
   178,000      Singapore Telecommunications Ltd.
                  Services                                       307,198
   115,880      United Overseas Bank Ltd.
                  Finance                                        544,455
    58,000      Venture Manufacturing (Singapore) Ltd.
                  Services                                       192,360
                                                              ----------
                Total Singapore                                2,888,107
                                                              ----------
                TAIWAN  - 10.4%
                COMMON STOCK -
    34,000      Asustek Computer, Inc.(a)
                  Capital Equipment                              251,362
   133,000      Cathay Life Insurance Co.
                  Services                                       469,102
   681,000      China Steel Corp.
                  Materials                                      461,509
  SHARES                                                      VALUE US$
----------                                                    ----------

                TAIWAN (CONCLUDED)
   117,000      D-Link Corp.(a)
                  Materials                                   $  257,693
   175,000      Nan Ya Plastic Corp.(a)
                  Materials                                      221,020
   144,000      Siliconware Precision Industries Co.(a)
                  Materials                                      230,662
   219,000      Taiwan Semiconductor Manufacturing
                  Co.(a)
                  Energy                                         441,871
                                                             -----------
                Total Taiwan                                   2,333,219
                                                             -----------
                THAILAND - 1.6%
                COMMON STOCK -
     4,000      Advanced Info Service Public Co. Ltd.
                  Services                                        29,393
    68,000      Electricity Generating Public Co.
                  Ltd.(a) Services                               179,513
    16,000      PTT Exploration and Production Public
                  Co. Ltd.(a)
                  Energy                                         154,148
                                                             -----------
                Total Thailand                                   363,054
                                                             -----------
                Total Investments - 93.2%
                  (cost $26,436,189)                          20,989,814
                Other Assets Less Liabilities - 6.8%           1,541,612
                                                             -----------
                Total Net Assets - 100.0%                    $22,531,426
                                                             -----------
                                                             -----------

------------------
ADR - American Depository Receipt.

(a) Non-income producing security.

(b) Priced at fair value as determined by the Investment Adviser and approved by the Board of Trustees (Note 2).

(c) Illiquid (Note 7).

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
         Investments (Note 2):
            Investments at cost                                               $26,436,189
            Net unrealized appreciation (depreciation)                         (5,446,375)
                                                                              -----------

                  Total Investments at value                                   20,989,814

         Cash                                                                   1,093,033
         Receivable for dividends and interest                                     91,618
         Receivable for investments sold                                          424,851
         Organization costs, net of amortization (Note 2)                           3,338
                                                                              -----------

                  Total Assets                                                 22,602,654
                                                                              -----------

LIABILITIES:
         Payable to investment adviser (Note 3)                                    23,793
         Payable to administrator (Note 3)                                            983
         Payable to subadministrator (Note 3)                                         983
         Accrued expenses and other liabilities                                    45,469
                                                                              -----------

                  Total Liabilities                                                71,228
                                                                              -----------
                  Net Assets                                                  $22,531,426
                                                                              -----------
                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


                                                                                     March 23, 1998
                                                                              (commencement of operations)
                                                                                  to October 31, 1998
                                                                              ----------------------------
INVESTMENT INCOME:
       Dividend income (net of foreign withholding taxes of $87,154)                  $    728,307
       Interest income                                                                     107,961
                                                                                      ------------
                     Total Investment Income                                               836,268
                                                                                      ------------

EXPENSES:
       Investment advisory (Note 3)                                                        159,392
       Administration (Note 3)                                                              11,385
       Subadministration (Note 3)                                                           15,274
       Transfer agency (Note 3)                                                              7,336
       Custody                                                                              19,855
       Accounting (Note 3)                                                                  37,452
       Legal                                                                                 9,516
       Audit                                                                                24,500
       Pricing                                                                               3,620
       Trustees                                                                              1,057
       Amortization of organization costs (Note 2)                                             462
       Miscellaneous                                                                            57
                                                                                      ------------
                     Total Expenses                                                        289,906
       Fees waived (Note 6)                                                                (25,254)
                                                                                      ------------
                     Net Expenses                                                          264,652
                                                                                      ------------
NET INVESTMENT INCOME                                                                      571,616
                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments                                         (15,843,254)
       Net realized gain on foreign currency transactions                                    2,716
                                                                                      ------------
                     Net realized gain (loss) on investments and foreign
                       currency transactions                                           (15,840,538)
                                                                                      ------------
       Net change in unrealized appreciation (depreciation) on investments              (4,111,203)
       Net change in unrealized appreciation (depreciation) on foreign
          currency transactions                                                             (4,646)
                                                                                      ------------
                     Net change in unrealized appreciation (depreciation)
                       on investments and foreign currency transactions                 (4,115,849)
                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS                                                    (19,956,387)
                                                                                      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $(19,384,771)
                                                                                      ------------
                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             For the Period
                                                                                             March 23, 1998
                                                                                       (commencement of operations)
                                                                                           to October 31, 1998
                                                                                       ----------------------------
NET ASSETS, BEGINNING OF PERIOD                                                                $         --
                                                                                               ------------
OPERATIONS:
         Net investment income                                                                      571,616
         Net realized gain (loss) on investments                                                (15,840,538)
         Net change in unrealized appreciation (depreciation) on investments                     (4,115,849)
                                                                                               ------------
         Net increase (decrease) in net assets resulting from operations                        (19,384,771)
                                                                                               ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions (a)                                                                       93,722,315
         Withdrawals                                                                            (51,806,118)
                                                                                               ------------
         Net increase in net assets from transactions in investors' beneficial
           interest                                                                              41,916,197
                                                                                               ------------
         Net increase in net assets                                                              22,531,426
                                                                                               ------------
NET ASSETS, END OF PERIOD                                                                      $ 22,531,426
                                                                                               ------------
                                                                                               ------------

(a) Includes initial contribution from Core and Gateway(Registered) structure conversion of $85,862,089 (Note 1).

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following period:

                                                                                           For the Period
                                                                                           March 23, 1998
                                                                                     (commencement of operations)
                                                                                        to October 31, 1998
------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including waiver of fees                                                                1.16% (a)
  Expenses excluding waiver of fees                                                                1.27% (a)
  Net investment income including waiver of fees                                                   2.51% (a)
Portfolio Turnover Rate                                                                             100%

(a) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

         Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, currently has eight investment portfolios, including the Schroder Asian Growth Fund Portfolio (the "Portfolio"), a diversified portfolio that received assets invested in Asian countries other than Japan from Schroder Asian Growth Fund, Inc. in that Fund's Core and Gateway(Registered) structure conversion and commenced operations on March 23, 1998. The net assets received as a result of the conversion amounted to $85,862,089, which included unrealized depreciation of $1,248,006. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"), or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, generally are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less, generally are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at current market price, then marked to market to recognize any gain or loss on the transaction. Prices used for valuation may be provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees. As of October 31, 1998, the Portfolio held 12 fair valued securities with an aggregate market value of $2,089,907, representing 9.3% of the total net assets of the Portfolio.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

   REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

   ORGANIZATION COSTS

         Costs incurred by the Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES WITH AFFILIATES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.70% of the average daily net assets of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         The administrator of the Portfolio is Schroder Advisors Inc. ("Schroder Advisors"). The subadministrator of the Portfolio is Forum Administrative Services, LLC, ("FAdS"). Pursuant to their agreements, Schroder Advisors and FAdS provide certain management and administrative services to the Portfolio. For their services, Schroder Advisors and FAdS are each entitled to receive an annual fee, payable monthly, of 0.05% of the Portfolio's average daily net assets, subject to a minimum annual fee of $25,000 payable to FAdS for subadministration.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions. FAcS also serves as the Portfolio's transfer agent and is entitled

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) to compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year, plus certain other fees and expenses.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended October 31, 1998, aggregated $76,379,942 and $34,100,918, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of October 31, 1998, was $26,697,304, and the net unrealized depreciation of investment securities was $5,707,490. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,497,434, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $7,204,924.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

         Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. The Portfolio provides for taxes on realized gains on Indian securities sold and unrealized appreciation on Indian securities held.

NOTE 6. WAIVER OF FEES

         SCMI, Schroder Advisors, FAdS and FAcS may voluntarily waive all or a portion of their fees from time to time. For the period ended October 31, 1998, SCMI, FAdS and FAcS waived fees of $12,252, $3,889 and $9,113, respectively.

NOTE 7. CONCENTRATION OF RISK

         The Portfolio's investments in companies domiciled in Asian countries other than Japan, including countries with limited or developing markets, may cause the Portfolio to be more susceptible to political, social and economic events adversely affecting Asian countries in which it invests than portfolios not so concentrated.

         Effective September 1, 1998, the Malaysian government has suspended the repatriation of the proceeds from the sale of all Malaysian securities until at least September 1, 1999, causing the Portfolio's holdings in Malaysian securities to be deemed "illiquid". However, Malaysian securities are freely trading on the Kuala Lumpur Stock Exchange and price quotations are readily available. The value of the Portfolio's Malaysian holdings have been calculated as of October 31, 1998, using the local price quotations converted to U.S. dollars at a discounted exchange rate determined in accordance with the Portfolio's fair valued pricing procedures.

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Capital Funds and Interestholders of Schroder Asian Growth Fund Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder Asian Growth Fund Portfolio (a separately managed portfolio of Schroder Capital Funds) at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP

Boston, Massachusetts
December 22, 1998

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

          COMMON STOCK - 95.2%
SHARES                                      VALUE US$
-------                                    ------------
          CAPITAL EQUIPMENT - 21.6%
 50,000   Amada Metrecs Co., Ltd.          $    205,962
 35,000   Daiwa House Industry Co., Ltd.        394,975
 16,000   Glory Ltd.                            193,604
 28,000   Inaba Denkisangyo Co., Ltd.           204,245
  2,800   Kyocera Corp.                         123,749
 15,000   Meiko Shokai                          225,271
 22,000   Murata Manufacturing Co., Ltd.        741,977
  4,000   Rohm Co., Ltd                         353,568
 28,000   Sanki Engineering Co., Ltd.           164,598
  3,800   SMC Corp.                             286,647
  9,700   Sony Corp.                            615,997
155,000   Sumitomo Metal Industries Ltd.        164,941
 25,000   Toyota Motor Corp.                    600,722
 20,000   Yamatake Corp.                        196,693
                                           ------------
                                              4,472,949
                                           ------------
          CONSUMER DURABLES - 10.3%
 60,000   Matsushita Electric Industrial
            Co., Ltd.                           881,001
 38,000   Takeda Chemical Industries          1,235,942
                                           ------------
                                              2,116,943
                                           ------------
          CONSUMER NON-DURABLES - 0.6%
  5,200   Aoyamma Trading Co., Ltd.B54          128,296
                                           ------------
          ELECTRIC - 8.3%
 27,000   Fuji Photo Film Co.                   989,388
144,000   Hitachi Ltd.                          732,812
                                           ------------
                                              1,722,200
                                           ------------
          ENERGY - 2.6%
 31,000   Nittetsu Mining Co., Ltd.              77,948
 73,000   Showa Shell Sekiyu                    467,971
                                           ------------
                                                545,919
                                           ------------
          FINANCE - 11.5%
 49,000   Asahi Bank Ltd.                       163,997
 20,700   Credit Saison Co., Ltd.               487,627
 91,000   KOA Fire & Marine Insurance Co.,
            Ltd.                                273,328
 50,000   Nomura Securities Co., Ltd.           377,597
 55,000   Sumitomo Marine & Fire Insurance
            Co., Ltd.                           321,901
151,000   Yasuda Fire & Marine Insurance
            Co., Ltd.                           743,814
                                           ------------
                                              2,368,264
                                           ------------

SHARES                                      VALUE US$
-------                                    ------------

          MATERIALS - 10.4%
 37,000   Bridgestone Corp.                $    814,450
 38,000   Kuraray Co., Ltd.                     405,350
 75,000   Nippon Paper Industries Co.           299,932
 19,000   Nitto Denko Corp.                     229,905
 36,000   Oji Paper Co., Ltd.                   146,748
 80,000   Sakata Inx Corp.                      258,139
                                           ------------
                                              2,154,524
                                           ------------
          MULTI-INDUSTRY - 5.8%
 99,000   Mitsui & Co., Ltd.                    528,446
 55,000   Sumitomo Corp.                        263,374
 32,000   TOC Co., Ltd.                         298,782
 11,000   Trusco Nakayama Corp.                 102,801
                                           ------------
                                              1,193,403
                                           ------------
          SERVICES - 23.5%
 88,000   Airport Facilities Co., Ltd.          287,729
 22,000   Banyu Pharmaceutical Co., Ltd.        373,632
  9,000   Chubu-Nippon Broadcast Co., Ltd.       77,236
     85   East Japan Railway Co.                504,048
111,000   Hanshin Electric Railway Co.,
            Ltd.                                351,499
  9,000   Ito-Yokado Co., Ltd.                  525,202
 24,000   Japan Airport Terminal Co., Ltd.      127,490
 13,000   Kinden Corp.                          174,149
 62,000   Mitsubishi Corp.                      328,286
     13   NTT Mobile Communication
            Network, Inc.                       469,679
 40,000   Omron Corp.                           391,327
  2,000   Secom Co., Ltd.                       148,464
 39,000   Sekisui House, Ltd.                   388,573
 70,000   Toppan Printing Co., Ltd.             717,862
                                           ------------
                                              4,865,176
                                           ------------
          TRANSPORTATION SERVICES - 0.6%
 15,000   Yusen Air & Sea Service Co.,
            Ltd.                                117,140
                                           ------------
          Total Investments - 95.2%
            (cost $25,413,562)               19,684,814
          Other Assets Less
            Liabilities - 4.8%                  998,751
                                           ------------
          Total Net Assets - 100.0%        $ 20,683,565
                                           ------------
                                           ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
         Investments (Note 2):
            Investments at cost                                              $ 25,413,562
            Net unrealized appreciation (depreciation)                         (5,728,748)
                                                                             ------------

                  Total Investments at value                                   19,684,814

         Cash                                                                     556,913
         Receivable for dividends and interest                                     55,548
         Receivable for investments sold                                          436,148
         Organization costs, net of amortization (Note 2)                           3,338
                                                                             ------------

                  Total Assets                                                 20,736,761
                                                                             ------------

LIABILITIES:
         Payable to investment adviser (Note 3)                                    13,621
         Payable to administrator (Note 3)                                            845
         Payable to subadministrator (Note 3)                                         845
         Accrued expenses and other liabilities                                    37,885
                                                                             ------------

                  Total Liabilities                                                53,196
                                                                             ------------
                  Net Assets                                                 $ 20,683,565
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                    For the Period
                                                                                    March 23, 1998
                                                                              (commencement of operations)
                                                                                  to October 31, 1998
                                                                              ----------------------------
INVESTMENT INCOME:
       Dividend income (net of foreign withholding taxes of $32,141)                  $    180,673
       Interest income                                                                      56,016
                                                                                      ------------
             Total Investment Income                                                       236,689
                                                                                      ------------

EXPENSES:
       Investment advisory (Note 3)                                                         84,686
       Administration (Note 3)                                                               7,699
       Subadministration (Note 3)                                                           15,274
       Transfer agency (Note 3)                                                              7,336
       Custody                                                                               4,168
       Accounting (Note 3)                                                                  36,452
       Legal                                                                                 6,046
       Audit                                                                                24,500
       Pricing                                                                               3,543
       Trustees                                                                                723
       Amortization of organization costs (Note 2)                                             462
       Miscellaneous                                                                            48
                                                                                      ------------
             Total Expenses                                                                190,937
       Fees waived (Note 6)                                                                (38,238)
                                                                                      ------------
             Net Expenses                                                                  152,699
                                                                                      ------------
NET INVESTMENT INCOME                                                                       83,990
                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments                                          (2,995,326)
       Net realized gain (loss) on foreign currency transactions                           (13,833)
                                                                                      ------------
             Net realized gain (loss) on investments and foreign currency
                transactions                                                            (3,009,159)
                                                                                      ------------
       Net change in unrealized appreciation (depreciation) on investments               1,185,377
       Net change in unrealized appreciation (depreciation) on foreign
          currency transactions                                                              7,575
                                                                                      ------------
             Net change in unrealized appreciation (depreciation) on
                investments and foreign currency transactions                            1,192,952
                                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS                                                     (1,816,207)
                                                                                      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ (1,732,217)
                                                                                      ------------
                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             For the Period
                                                                                             March 23, 1998
                                                                                       (commencement of operations)
                                                                                          to October 31, 1998
                                                                                       ----------------------------
NET ASSETS, BEGINNING OF PERIOD                                                                $         --
                                                                                               ------------
OPERATIONS:
         Net investment income                                                                       83,990
         Net realized gain (loss) on investments                                                 (3,009,159)
         Net change in unrealized appreciation (depreciation) on investments                      1,192,952
                                                                                               ------------
         Net increase (decrease) in net assets resulting from operations                         (1,732,217)
                                                                                               ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions (a)                                                                       57,952,999
         Withdrawals                                                                            (35,537,217)
                                                                                               ------------
         Net increase in net assets from transactions in investors' beneficial
           interest                                                                              22,415,782
                                                                                               ------------
         Net increase in net assets                                                              20,683,565
                                                                                               ------------
NET ASSETS, END OF PERIOD                                                                      $ 20,683,565
                                                                                               ------------
                                                                                               ------------

(a) Includes initial contribution from Core and Gateway(Registered) structure conversion of $55,886,917 (Note 1).

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following period:

                                                                                            For the Period
                                                                                            March 23, 1998
                                                                                       (commencement of operations)
                                                                                          to October 31, 1998
-------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including waiver of fees                                                                  0.99% (a)
  Expenses excluding waiver of fees                                                                  1.24% (a)
  Net investment income including waiver of fees                                                     0.55% (a)
Portfolio Turnover Rate                                                                                36%

(a) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

         Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, currently has eight investment portfolios including the Japan Portfolio (the "Portfolio"), a non-diversified portfolio that received assets invested in Japan from Schroder Asian Growth Fund, Inc. in that Fund's Core and Gateway(Registered) structure conversion and commenced operations on March 23, 1998. The net assets received as a result of the conversion amounted to $55,886,917, which included unrealized depreciation of $6,914,125. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"), or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, generally are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less, generally are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at current market price, then marked to market to recognize any gain or loss on the transaction. Prices used for valuation may be provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees. As of October 31, 1998, the Portfolio did not hold a position in fair valued securities.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect on the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

   REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

   ORGANIZATION COSTS

         Costs incurred by the Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.55% of the average daily net assets of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         The administrator of the Portfolio is Schroder Advisors Inc. ("Schroder Advisors"). The subadministrator of the Portfolio is Forum Administrative Services, LLC, ("FAdS"). Pursuant to their agreements, Schroder Advisors and FAdS provide certain management and administrative services to the Portfolio. For their services, Schroder Advisors and FAdS are each entitled to receive an annual fee, payable monthly, of 0.05% of the Portfolio's average daily net assets, subject to a minimum annual fee of $25,000 payable to FAdS for subadministration.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions. FAcS also serves as the Portfolio's transfer agent and is entitled

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Schroder Japan Portfolio
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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
   to compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year, plus certain other fees and expenses.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended October 31, 1998, aggregated $8,314,194 and $10,899,547, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of October 31, 1998, was $25,413,562, and the net unrealized depreciation of investment securities was $5,728,748. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $856,509, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $6,585,257.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6. WAIVER OF FEES

         SCMI voluntarily waived a portion of its advisory fees. Schroder Advisors, FAdS and FAcS may voluntarily waive all or a portion of their fees from time to time. For the period ended October 31, 1998, SCMI, FAdS and FAcS have waived fees of $21,550, $7,575 and $9,113, respectively.

NOTE 7. CONCENTRATION OF RISK

         The Portfolio's investments in companies domiciled in Japan may cause the Portfolio to be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

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Schroder Japan Portfolio
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REPORT OF INDEPENDENT ACCOUNTANTS

     To the Trustees of Schroder Capital Funds and Interestholders of Schroder Japan Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder Japan Portfolio (a separately managed portfolio of Schroder Capital Funds) at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP

Boston, Massachusetts
December 22, 1998


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

TRUSTEES
I. Peter Sedgwick, Chairman
Louise Croset, President
Peter E. Guernsey
John I. Howell
William L. Means
David M. Salisbury

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
175 London Wall
London EC2Y 5A5, United Kingdom

TRANSFER AGENT
Boston Financial Data Services Inc.
Two Heritage Drive
Quincy, MA 02171
(800) 464-3108

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109

COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the Shareholders of the Schroder All-Asia Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

SAAFANN1098

Schroder
All-Asia
Fund

       ANNUAL REPORT
       OCTOBER 31, 1998

      Schroder Series Trust II